                                             OMB APPROVAL
                                             OMB Number: 3235-0570
                                             Expires: September 30, 2007
                                             Estimated average burden
                                             hours per response. . . . . . .19.4

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21288

                        Advisory Hedged Opportunity Fund
               (Exact name of registrant as specified in charter)

               50210 AXP Financial Center, Minneapolis, MN 55474
               (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 612-671-3935

Date of fiscal year end: March 31, 2006

Date of reporting period: April 1, 2005 through March 31, 2006

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

PER THE PLAN OF LIQUIDATION ADOPTED BY THE BOARD OF TRUSTEES ON AUGUST 24, 2005, THE FUND IS IN THE PROCESS OF BEING LIQUIDATED. THE FUND CURRENTLY DOES NOT HAVE ANY CASH, PORTFOLIO SECURITIES OR SHAREHOLDERS. THE FUND CURRENTLY HAS ONLY A RECEIVABLE IN FAVOR OF THE LAST REDEEMING SHAREHOLDER OF THE FUND. ONCE PAYMENT HAS BEEN RECEIVED AND DISTRIBUTED THE FUND WILL TERMINATE ITS REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND DISSOLVE THE LEGAL ENTITY REGISTERED WITH THE STATE OF DELAWARE.

                           ADVISORY HEDGED OPPORTUNITY FUND
                         STATEMENT OF ASSETS AND LIABILITIES
                                  OCTOBER 31, 2005*
-------------------------------------------------------------------------------


ASSETS
Cash and cash equivalents                                            $ 11,345,782
Investments, at value distributable in-kind (cost $8,918,027)           9,001,301
Securities sold receivable                                              8,011,596
Accrued interest receivable                                                38,685
Due from Manager for expense waiver                                        16,341
                                                                     ------------
  Total assets                                                         28,413,705
                                                                     ------------

LIABILITIES
Redemption payable (including in-kind distributions of $9,001,301)     26,033,643
Income distributions payable                                            2,314,167
Accrued expenses                                                           65,895
                                                                     ------------
  Total liabilities                                                    28,413,705
                                                                     ------------

Net assets                                                           $       --
                                                                     ============

COMPOSITION OF NET ASSETS
Paid-in capital                                                           506,807
Accumulated net realized loss                                            (506,807)
Net unrealized appreciation on investments                                   --
                                                                     ------------
Net assets at the end of the year                                    $       --
                                                                     ============

Net asset value per share (based on 0 shares outstanding)            $       --
                                                                     ============

*The Fund terminated investment operations on October 31, 2005


                            See accompanying notes.

                           ADVISORY HEDGED OPPORTUNITY FUND
                               STATEMENT OF OPERATIONS
                 PERIOD FROM APRIL 1, 2005 THROUGH OCTOBER 31, 2005*
-------------------------------------------------------------------------------


INVESTMENT INCOME
Interest                                                             $    49,326
                                                                     -----------
Total income                                                              49,326

EXPENSES
Management fees                                                          240,691
Professional fees                                                        171,640
Accounting fees                                                           83,750
Administration fees                                                       48,138
Custodial fees                                                             9,816
Trustee fees                                                               7,500
Miscellaneous fees                                                         5,235
                                                                     -----------
Total expenses                                                           566,770
Reimbursement of expenses pursuant to expense limitation agreement      (213,405)
Liquidation professional fees paid by Manager                            (80,000)
                                                                     -----------
Net expenses                                                             273,365
                                                                     -----------
NET INVESTMENT LOSS                                                     (224,039)
                                                                     -----------

NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENT VEHICLES          (3,833,263)
                                                                     -----------

NET REALIZED GAIN ON WITHDRAWALS OF INVESTMENT VEHICLES                5,739,844
                                                                     -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 1,682,542
                                                                     ===========


*The Fund terminated investment operations on October 31, 2005


                            See accompanying notes.

                            ADVISORY HEDGED OPPORTUNITY FUND
                          STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------

                                                                            Period From
                                                                            April 1, 2005
                                                                              Through           Year Ended
                                                                          October 31, 2005*   March 31, 2005
                                                                          ----------------    --------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss                                                         $   (224,039)      $   (546,343)
Net realized gain on withdrawals of Investment Vehicles                        5,739,844             20,039
Net change in unrealized depreciation/appreciation on Investment Vehicles     (3,833,263)         2,383,198
                                                                            ------------       ------------
Net increase in net assets resulting from operations                           1,682,542          1,856,894

DISTRIBUTIONS TO SHAREHOLDERS
Tax return of capital                                                           (228,648)              --
From net investment income                                                    (3,622,623)        (1,524,819)
                                                                            ------------       ------------
Total distributions                                                           (3,851,271)        (1,524,819)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Proceeds from shares issued                                                    1,830,843         14,138,499
Cost of shares repurchased/redeemed                                          (44,137,776)           (26,863)
Dividends reinvested                                                                --            1,524,819
                                                                            ------------       ------------
Net increase (decrease) in net assets resulting from capital transactions    (42,306,933)        15,636,455

Net (decrease) increase in net assets                                        (44,475,662)        15,968,530
Net assets at beginning of period                                             44,475,662         28,507,132
                                                                            ------------       ------------
Net assets at end of period                                                 $       --         $ 44,475,662
                                                                            ============       ============

SHAREHOLDER TRANSACTIONS
Shares issued                                                                    175,774          1,364,560
Shares repurchased/redeemed                                                   (4,431,822)            (2,590)
Shares reinvested from distributions                                                --              147,039
                                                                            ------------       ------------
Net increase (decrease) in shares outstanding                                 (4,256,048)         1,509,009
                                                                            ============       ============


*The Fund terminated investment operations on October 31, 2005


                            See accompanying notes.

                           ADVISORY HEDGED OPPORTUNITY FUND
                                STATEMENT OF CASH FLOWS

--------------------------------------------------------------------------------


                                                                          Period From
                                                                         April 1, 2005
                                                                            Through        Year Ended
                                                                       October 31, 2005*  March 31, 2005
                                                                       ----------------   --------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations                      $  1,682,542     $  1,856,894
Adjustments to reconcile net change in net assets resulting from operations to net cash provided by (used in) operating activities:
  Purchase of Investment Vehicles                                           (3,500,000)     (21,199,990)
  Withdrawals of Investment Vehicles                                        38,969,340        9,389,232
  Change in unrealized depreciation/appreciation on Investment
   Vehicles                                                                  3,833,263       (2,383,198)
  Realized gain on withdrawals of Investment Vehicles                       (5,739,844)         (20,039)
  Increase in securities sold receivable                                    (8,011,596)            --
  (Decrease) Increase in due from Manager for expense waiver                   315,528         (183,819)
  Increase in accrued interest receivable                                      (38,685)            --
  Decrease (Increase) in other assets                                          269,266         (269,070)
  (Decrease) Increase in management fee payable                               (244,085)          79,573
  (Decrease) Increase in administration fee payable                            (48,817)          15,914
  Increase in redemption payable                                            17,032,342             --
  Increase in dividend payable                                               2,314,167             --
  (Decrease) Increase in accrued expenses                                      (76,147)          68,878
                                                                          ------------     ------------
Net cash provided by (used in) operating activities                         46,757,274      (12,645,625)


CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares issued                                                  1,830,843       14,138,499
Cost of shares repurchased/redeemed                                        (35,136,475)         (26,863)
Distributions to shareholders                                               (3,851,271)            --
                                                                          ------------     ------------
Net cash provided by (used in) financing activities                        (37,156,903)      14,111,636

Net (decrease) increase in cash                                              9,600,371        1,466,011
Cash and cash equivalents at beginning of period                             1,745,411          279,400
                                                                          ------------     ------------
Cash and cash equivalents at end of period                                $ 11,345,782     $  1,745,411
                                                                          ============     ============


SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Dividends reinvested                                                              --          1,524,819
In-kind distributions of Investment Vehicles                              $  9,001,301     $       --


*The Fund terminated investment operations on October 31, 2005




                             See accompanying notes

                        ADVISORY HEDGED OPPORTUNITY FUND
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2005
--------------------------------------------------------------------------------

1.  ORGANIZATION

Advisory Hedged Opportunity Fund (the "Fund"), was organized as a Delaware statutory trust on January 27, 2003 as a non-diver-sified, closed-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was non-diversified, which means that under the 1940 Act, the Fund was not limited in the amount of assets it may invest in any single issuer of securities. However, the Fund intended to diversify its assets to the extent required by the Internal Revenue Code of 1986, as amended (the "Code"), so that it could qualify as a regulated investment company for federal tax purposes. The Fund's shares were also registered under the Securities Act of 1933, as amended ("1933 Act"), but were subject to substantial limits on transferability and resale.

The Fund's investment objective was to seek to achieve, over a market cycle, attractive risk-adjusted returns. The Fund sought to achieve its objective by investing in investment vehicles ("Investment Vehicles") managed by various money managers ("Money Managers").

The Fund was a "fund of funds" that provided a means for investors in the Fund (the "Shareholders," each a "Shareholder") to participate in investments in private hedge funds by providing a single portfolio comprised of underlying hedge funds. The use of a "fund of funds" structure was intended to afford Shareholders the ability to: (i) invest in a multi-manager investment portfolio that would seek attractive risk-adjusted returns over an extended period of time; (ii) invest with various money managers with different investment styles and philosophies; (iii) invest in an investment portfolio that is designed to attempt to reduce risk by investing with money managers who are expected to have low volatility and low correlation to each other; and (iv) invest with money managers who have consistent past performance records.

The Fund's operations were managed under the discretion and oversight of the Board of Trustees (the "Board").

On February 1, 2005, American Express Company, the parent company of the Fund's then-current investment manager, American Express Financial Corporation, announced plans to pursue a spin-off of 100% of the common stock of American Express Financial Corporation. In connection with the spin-off, American Express Company's senior management made the decision to move the investment team for the Fund from American Express Financial Corporation to American Express Bank, a subsidiary of American Express Company. As a result, post spin-off, the investment team would no longer be associated with the Fund. The impact of this change to the Fund was evaluated by management and the Board. As a result of this development, as of June 1, 2005, the Fund suspended sales of Fund shares. In addition, management and the Board explored several possible options to address this development, including, but not limited to, the hiring of a new third-party investment adviser to manage the Fund, merging the Fund into another investment company, or liquidating the Fund and distributing proceeds to Shareholders. While the hiring of a third-party manager and/or merging the Fund into another investment company were extensively explored by management and the Board as well as with several third-party providers, due to, among other things, the unique nature and structure of the Fund and its assets, as well as its relatively low level of assets, it was determined that none of these alternatives were ultimately feasible. As a result, the plan of liquidation was adopted on August 24, 2005. In this regard, American Express Financial Corporation (re-named Ameriprise Financial, Inc. as noted below) agreed to voluntarily bear all of the costs and expenses associated with the Fund's liquidation.

Effective August 1, 2005, American Express Financial Corporation and several of its companies changed their names in anticipation of their separation from American Express Company. American Express Financial Corporation, which provided investment management services for the Fund, became Ameriprise Financial, Inc. ("Ameriprise Financial"), the parent company of the Ameriprise Financial family of companies. American Express Financial Advisors Inc., which was the distributor of the Fund, became Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial, Inc. Ameriprise Financial and American Express Company are independent companies, with separate public ownership, boards of directors and management.

On August 24, 2005 the Board determined that it was advisable and in the best interests of the Fund and Shareholders to liquidate and dissolve the Fund and adopted a plan of liquidation. On October 31, 2005 the Fund terminated investment operations and had no net assets or shares outstanding. Upon completion of a liquidation audit, and pending board approval, the Fund intends to terminate its registration under the 1940 Act.

On September 12, 2005, due to the re-organization of Ameriprise Financial as a result of its spin-off from American Express Company (as noted above) as well as the anticipated de-registration of Ameriprise Financial as a registered investment adviser, the Board approved an interim management services agreement (with a term of 150 days) between the Fund and RiverSource Investments LLC ("Manager"), a subsidiary of Ameriprise Financial succeeding to the advisory business of Ameriprise Financial

                        ADVISORY HEDGED OPPORTUNITY FUND
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2005
--------------------------------------------------------------------------------

("Interim Management Agreement"), and terminated the existing management agreement between the Fund and Ameriprise Financial. Under the terms of the Interim Management Agreement, the Manager agreed to manage the Fund with the goal of liquidating its assets as soon as is reasonably practicable and as of September 1, 2005 will receive no management fees or other compensation for its management services to the Fund. At the same, the Board approved amendments to the current Administrative Services Agreement between the Fund and Ameriprise Financial pursuant to which, as of September 1, 2005, Ameriprise will receive no fees or other compensation for its administrative services to the Fund. In addition, on September 12, 2005, the Board formally terminated the Distribution Agreement between the Fund and Ameriprise Financial Services, Inc. as the Fund previously ceased offering new shares, thereby eliminating the need for the distribution-related services provided for by that agreement and eliminating the possibility that any compensation for such services would be generated.

The spin-off of Ameriprise Financial from American Express Company was completed on September 30, 2005.


2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

The Fund computed its net asset value as of the last business day of each month. In determining its net asset value, the Fund would value its Investment Vehicles as of such month-end. Investment Vehicles were ordinarily valued at the valuations provided by the investment managers of such Investment Vehicles or the administrators of those Investment Vehicles. The Fund's investments in Investment Vehicles were subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The net asset value per share was determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. Expenses of the Fund, including the Manager's investment management and administrative fees, costs of any borrowings and other expenses were accrued on a monthly basis on the day net asset value was calculated and taken into account for the purpose of determining net asset value.

The Board approved procedures to which the Fund valued its investments in Investment Vehicles at fair value. In accordance with these procedures, fair value as of each month-end ordinarily would be the value determined as of such month-end for each Investment Vehicle in accordance with the Investment Vehicle's valuation policies and reported at the time of the Fund's valuation. The fair value of the Fund's interest in an Investment Vehicle represented the amount that the Fund could reasonably expect to receive from an Investment Vehicle if the Fund's interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation was made and that the Fund believed to be reliable.

Cash and cash equivalents were primarily comprised of the Huntington Treasury Money Market Fund IV. The Fund considered such investments to constitute cash equivalents.

On October 31, 2005, the Fund completed its final valuation, made an in-kind distribution of its remaining investment portfolio and terminated investment operations.

INCOME RECOGNITION AND EXPENSES

Interest income was recorded on the accrual basis. The change in an Investment Vehicle's net asset value was included in change in unrealized appreciation on the statement of operations. Realized gains and losses on withdrawals from Investment Vehicles were determined on the identified cost basis.

The Investment Vehicles in which the Fund invested did not regularly distribute income and realized gains from the underlying investment activity. Such undistributed amounts were captured in the value of the investments.

The Fund bore all expenses incurred in business, including, but not limited to, the following: all costs and expenses related to the investment transactions and positions for the Fund's account; accounting and audit fees; custodial fees; costs of computing the

                        ADVISORY HEDGED OPPORTUNITY FUND
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2005
--------------------------------------------------------------------------------

Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and shareholders; all costs with respect to communications to shareholders; and other types of expenses as were approved from time to time by the Board.

Per the plan of liquidation adopted on August 24, 2005, the Manager bore all expenses associated with the liquidation of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions to shareholders, which were determined in accordance with income tax regulations, were recorded on the ex-dividend date. Income distributions, if any, were declared and paid annually. Capital gain distributions, if any, were declared and paid annually.

The amounts of dividends from net investment income and distributions from net realized capital gains were determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences were either considered temporary or permanent in nature. To the extent these differences were permanent in nature, such amounts were reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

It was the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid for the seven month period ended October 31, 2005 was ordinary income and tax return of capital of $3,622,623 and $228,648 respectively. The tax character of distributions paid for the fiscal year ended March 31, 2005 was ordinary income of $1,524,819.


As of October 31, 2005 the components of the accumulated earnings/(deficit) on a tax basis were as follows:

                                                                             Total
  Undistributed                      Accumulated           Other          accumulated
    ordinary       Distributions       capital           Permanent         earnings/
     income          Payable           Losses*        Differences (a)      (deficit)
     ------          -------           -------        ---------------      ---------

   $2,085,519      $(2,314,167)       $(506,807)         $228,648          $(506,807)

(a) The differences between book basis and tax basis unrealized appreciation/ (depreciation) were attributable to recognition of unrealized gain for tax purposes on passive foreign investment companies.

* This amount is based on the October 31, 2005 tax year end.

As of October 31, 2005 the Fund had the following net capital loss carry forward that will expire upon deregistration of the Fund:

                        Amount          Expires
                        ------          -------

                      $(240,869)         2012
                      $(265,937)         2013

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, distributions in excess of net investment income has been increased by $6,283,313, accumulated net realized loss has been decreased by $6,147,450 and paid in capital has been decreased by $135,863.

                        ADVISORY HEDGED OPPORTUNITY FUND
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2005
--------------------------------------------------------------------------------

3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATED PARTIES

Pursuant to an Investment Management Agreement effective September 12, 2005, the Fund did not pay compensation to the Manager for services provided by the Manager after September 1, 2005. Prior to September 1, 2005, and as compensation for services provided by the Manager, the Fund paid the Manager a monthly fee computed at an annual rate of 1.25% of the Fund's aggregate value of outstanding shares determined as of the last day of each month, payable in arrears (before any repurchase of shares on the date of calculation). For the seven months ended October 31, 2005, such fee totaled $240,691.

Pursuant to the terms of an administration agreement (the "Administration Agreement") effective September 12, 2005, the Fund did not pay compensation to the Manager for services provided by the Manager after September 1, 2005. Prior to September 1, 2005, and as compensation for services provided by the Manager, the Manager received an administration fee computed at an annual rate of 0.25% of the Fund's aggregate value of outstanding shares determined as of the last day of each month, payable in arrears (before any repurchase of shares on the date of calculation). For the seven months ended October 31, 2005, such fee totaled $48,138.

Pursuant to an expense limitation agreement, the Manager agreed to reimburse investment management and administration fees and/or reimburse the Fund's other expenses (other than extraordinary or non-recurring expenses) to the extent necessary for the Fund's annualized expenses to not exceed 1.50% for the period ending on July 31, 2006. For the seven months ended October 31, 2005, such reimbursement totaled $213,405, of which $16,341 was due from the Manager as of October 31, 2005. Expenses incurred subsequent to October 31, 2005 resulting from non-cancelable contractual agreements entered into by the Fund will be reimbursed by the Manager.

Each member of the Board of Trustees ("Trustees") who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $10,000. Any Trustee who is an "interested person" does not receive any annual or other fee from the Fund. All independent Trustees are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

Pursuant to a custodial agreement with the Fund, the Huntington National Bank (the "Custodian") serves as the custodian of the Fund's assets and provides custodial services to the Fund. From April 1, 2004 through January 31, 2005, American Express Trust Company, a wholly-owned subsidiary of the Manager, served as the custodian of the Fund's assets and provided custodial services to the Fund.

Pursuant to a sub-administration agreement with the Fund, BISYS Fund Services Ohio, Inc. (the "Administrator") serves as the sub-administrator of the Fund subject to the oversight of the Manager.


4.  PURCHASES AND SALES OF SECURITIES

For the seven months ended October 31, 2005, the Fund had purchases of Investment Vehicles (other than short-term investments) of $3,500,000 and proceeds from withdrawals of $38,969,340.

On the statement of assets and liabilities, the securities sold receivable balance includes $924,921 of sales proceeds held in escrow until fiscal year end audits of certain underlying Investment Vehicles are finalized. The process of Investment Vehicles holding back a portion of sales proceeds is industry standard. The Manager expects all such balances will be collected during 2006 upon completion of these fiscal year end audits. Upon collection, these amounts will be used to satisfy the final redemption payable obligation to the sole remaining shareholder, an affiliate of the Fund. Accordingly, no allowance is deemed necessary by the Manager.

5.  CAPITAL STOCK

There were no shares outstanding as of October 31, 2005.

Prior to June 1, 2005, shares were offered and could be purchased on a monthly basis, or at such times as were determined by the Board based on the net asset value per share of the Fund. Shares were being offered only to qualified investors that met all requirements to invest in the Fund. The Fund's shares were not listed for trading on a securities exchange. As of June 1, 2005, the Fund suspended sales of new shares of the Fund.

                        ADVISORY HEDGED OPPORTUNITY FUND
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2005
--------------------------------------------------------------------------------

On August 24, 2005, the Board approved a plan of liquidation for the Fund. In contemplation of the liquidation and dissolution of the Fund, the Fund offered to repurchase up to 40% of the Fund's shares as of September 30, 2005. The repurchase offer was designed to permit all Shareholders, other than an affiliate of the Fund (which determined not to tender its shares) to quickly receive cash in exchange for the tender of their Shares. All Shareholders, other than the affiliate of the Fund, tendered their shares in connection with this repurchase offer, all of which were accepted for repurchase by the Fund. The Fund did not charge a fee for shares repurchased one year following the date of the Shareholder's initial purchase date. The Fund is authorized to charge an early repurchase fee (payable to the fund) equal to 1% of the value of the shares repurchased by the Fund if the applicable repurchase valuation date is within one year following the date of a Shareholder's initial investment in the Fund. However, in contemplation of the liquidation and dissolution of the Fund, the Fund did not charge an early repurchase fee for any shares repurchased during the September 30, 2005 repurchase offer.

As of October 31, 2005, the Fund initiated the redemption of capital to an affiliate of the Fund, the only remaining shareholder. The redemption of capital included an in-kind transfer of the following 6 investments in Investment
Vehicles:

         Arx Global High Yield Securities Overseas Fund, Ltd.         $1,822,009
         Atacama Fund Limited                                         $  608,119
         Brevan Howard Fund, Ltd.                                     $1,623,279
         Enso Global Equities Fund Ltd.                               $2,078,114
         *Palmetto Fund, Ltd.                                         $1,340,992
         Stonebrook Offshore Partners, Ltd.                           $1,528,788

         *The Palmetto Fund, Ltd. holding included an illiquid side pocket created in September, 2005 for which a final value could not be determined. Palmetto Fund, Ltd made a fair valuation of the illiquid side pocket using their approved valuation procedures. Non-affiliated shareholders tendering their shares on September 30 were entitled to, and received, proceeds from the illiquid side pocket's estimated value. The Fund valued the illiquid side pocket using Valuation Procedures approved by the Board and executed an in-kind transfer to the affiliate. The Manager has agreed to monitor the illiquid side pocket, and, upon receipt of a final value from Palmetto Fund, and in accordance with the Fund's Valuation Procedures, determine whether or not an adjustment to the amount received by non-affiliated shareholders based on the estimated value of the side pocket is appropriate.

The combined value of the transferred investments in Investment Vehicles totalled $9,001,301, and included $83,274.43 recognized as a realized gain by the Fund at the point of the in-kind transfer. The redemption of capital also included final net cash proceeds of $16,107,421.

In addition to the redemption payable, there is also an income distribution payable to this affiliate of $2,314,167 at October 31, 2005. Final payment of the redemption and income distribution payables occurred during December 2005.


6.  INVESTMENTS IN INVESTMENT VEHICLES

Prior to October 31, 2005, the Fund had investments in Investment Vehicles, none of which were related parties. The agreements related to investments in Investment Vehicles provided for compensation to the Investment Vehicles' managers/general partners in the form of management fees ranging from 1% to 2% annually of net assets and performance fees/allocations ranging from 15% to 20% of net profits earned.

As of October 31, 2005, the Fund terminated investment operations and had no investments in Investment Vehicles.

7.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND INDEMNIFICATION

In the normal course of business, the Investment Vehicles in which the Fund invested traded various financial instruments and entered into various investment activities with off-balance sheet risk. These activities may have included, but were not limited to, short selling activities, writing option contracts and interest rate, credit default, and total return equity swaps contracts. The Fund's risk of loss in these Investment Vehicles was limited to the value of these investments reported by the Fund.

                        ADVISORY HEDGED OPPORTUNITY FUND
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2005
--------------------------------------------------------------------------------

The Fund entered into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these agreements is unknown. However, the Fund had not had prior claims or losses pursuant to these contracts and expected the risk of loss to be remote.

As of October 31, 2005, the Fund ceased investment operations and had no investments in Investment Vehicles.

                        ADVISORY HEDGED OPPORTUNITY FUND
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2005
--------------------------------------------------------------------------------

8.  FINANCIAL HIGHLIGHTS

The following represents the per share operating performance of the Fund, ratios to average net assets and total return information:

                                                                    For the                                        October 1, 2003
                                                              Seven Months Ended           Year Ended                    to
                                                              October 31, 2005(b)        March 31, 2005          March 31, 2004(a)
                                                              -------------------        --------------          ------------------
PER SHARE OPERATING PERFORMANCE

Beginning net asset value                                       $   10.45               $     10.38               $     10.00
  Income (loss) from investment operations:

      Net investment loss(1)                                        (0.06)                    (0.13)                    (0.08)

      Net realized and unrealized gain on investments                0.42                      0.59                      0.57
                                                                ---------               -----------               -----------

  Total income from investment operations                            0.34                      0.46                      0.49

         Net investment income distribution                         (0.82)                    (0.39)                    (0.11)

         Tax return of capital                                      (0.05)                    (0.00)                    (0.00)
                                                                ---------               -----------               -----------
  Total distributions                                               (0.87)                    (0.39)                    (0.11)
                                                                ---------               -----------               -----------
  Net increase (decrease) in net asset value                        (0.53)                     0.07                      0.38
                                                                ---------               -----------               -----------
Liquidating redemptions                                             (9.92)                    (0.00)                    (0.00)
                                                                =========               ===========               ===========
Ending net asset value                                          $    0.00               $     10.45               $     10.38
                                                                =========               ===========               ===========


Total return                                                         3.16%                     4.55%                     4.95%(2)


RATIOS / SUPPLEMENTAL DATA
  Net assets, end of period                                     $       0               $44,475,662               $28,507,132

  Ratios to average net assets:

  Net investment loss                                                0.96%                     1.47%                     1.49%(3)

  Total Expenses(4)                                                  2.42%                     2.93%                     2.63%(3)



--------
(a) Period from commencement of operations
(b) Termination of investment operations
(1) Per share net investment loss has been calculated using the monthly average shares method.
(2) Not annualized.
(3) Annualized
(4) Ratios do not account for expenses charged by Investment Vehicles during the period

                        ADVISORY HEDGED OPPORTUNITY FUND
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2005
--------------------------------------------------------------------------------



  Net Expenses(4)                                                    1.17%                     1.50%                     1.50%(3)

  Portfolio turnover                                                 9.96%                    26.44%                     0.00%

                        ADVISORY HEDGED OPPORTUNITY FUND
                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                                OCTOBER 31, 2005
--------------------------------------------------------------------------------

BOARD MEMBERS AND OFFICERS

The Fund's operations were managed under the direction and oversight of the Board of Trustees. Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement as established by the Board. The Board appointed officers of the Fund who were responsible for the Fund's day-to-day business decisions based on policies set by the Board. The Fund's Statement of Additional Information includes additional information about the Fund's trustees and is available without charge upon request by calling 800-390-1560 or by writing to Advisory Hedged Opportunity Fund at 50210 AXP Financial Center Minneapolis, MN 55474.

OTHER INFORMATION

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-390-1560 and (ii) on the Securities Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available (i) without charge, upon request, by calling 1-800-390-1560 and (ii) on the Securities Exchange Commission's website at http://www.sec.gov.

Further, the Fund began filing its complete schedule of portfolio holdings with the Securities Exchange Commission for the Fund's first and third quarters of each fiscal year on Form N-Q, starting with the quarter ending December 31, 2004. The Fund's Forms N-Q are available on the Securities Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                        ADVISORY HEDGED OPPORTUNITY FUND
                              FOR MORE INFORMATION
                                OCTOBER 31, 2005
--------------------------------------------------------------------------------

ADVISORY HEDGED OPPORTUNITY FUND
50210 Ameriprise Financial Center
Minneapolis, MN  55474

INVESTMENT ADVISOR
RiverSource Investments LLC
200 Ameriprise Financial Center
Minneapolis, MN  55474

CUSTODIAN
Huntington National Bank
41 South High Street
Columbus, OH  43216


To obtain information:

BY TELEPHONE:
Call 800-390-1560

BY MAIL WRITE TO:
Advisory Hedged Opportunity Fund
50210 Ameriprise Financial Center
Minneapolis, MN  55474

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11 (A)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

               THE REGISTRANT'S BOARD OF TRUSTEES ("BOARD") HAS DETERMINED THAT THE REGISTRANT DOES NOT HAVE AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

               NOT APPLICABLE.

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

          THE BOARD BELIEVES THAT THE MEMBERS OF THE AUDIT COMMITTEE TOGETHER HAVE SUFFICIENT FINANCIAL EXPERTISE TO PERFORM THE AUDIT COMMITTEE'S DUTIES UNDER THE AUDIT COMMITTEE CHARTER, AND OFFER ADEQUATE OVERSIGHT FOR THE REGISTRANT'S LEVEL OF FINANCIAL COMPLEXITY, WITHOUT THE ADDITION OF A QUALIFIED EXPERT.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2005   $55,000
2006   $83,750

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2005   $100,900
2006   $ 87,000

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2005   $3,500
2006   $9,000

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2005   N/A
2006   N/A

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     THE AUDIT COMMITTEE SHALL PRE-APPROVE ALL AUDITING SERVICES AND PERMISSIBLE NON-AUDIT SERVICES (E.G., TAX SERVICES) TO BE PROVIDED TO THE TRUST BY THE AUDITOR, INCLUDING FEES THEREFORE. THE AUDIT COMMITTEE MAY DELEGATE TO ONE OR MORE OF ITS MEMBERS THE AUTHORITY TO GRANT PRE-APPROVALS. IN CONNECTION WITH SUCH DELEGATION, THE AUDIT COMMITTEE SHALL ESTABLISH PRE-APPROVAL POLICIES AND PROCEDURES, INCLUDING THE REQUIREMENT THAT THE DECISIONS OF ANY MEMBER TO WHOM AUTHORITY IS DELEGATED UNDER THIS SECTION (C) SHALL BE PRESENTED TO THE FULL AUDIT COMMITTEE AT EACH OF ITS SCHEDULED MEETINGS.

     THE AUDITOR MAY NOT PERFORM CONTEMPORANEOUSLY ANY OF THE FOLLOWING NON-PERMISSIBLE NON-AUDIT SERVICES FOR THE TRUST: BOOKKEEPING OR OTHER SERVICES RELATED TO THE ACCOUNTING RECORDS OR FINANCIAL STATEMENTS OF THE TRUST; FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION; APPRAISAL OR VALUATION SERVICES, FAIRNESS OPINIONS, OR CONTRIBUTION-IN-KIND REPORTS; ACTUARIAL

     SERVICES; INTERNAL AUDIT OUTSOURCING SERVICES; MANAGEMENT FUNCTIONS OR HUMAN RESOURCES; BROKER OR DEALER, INVESTMENT ADVISOR, OR INVESTMENT BANKING SERVICES; LEGAL SERVICES AND EXPERT SERVICES UNRELATED TO THE AUDIT, AND ANY OTHER SERVICE THAT THE PUBLIC COMPANY ACCOUNTING OVERSIGHT BOARD DETERMINES, BY REGULATION, IS IMPERMISSIBLE.

     PRE-APPROVAL FOR A NON-AUDIT SERVICE IS REQUIRED IF: (1) THE AGGREGATE AMOUNT OF ALL SUCH NON-AUDIT SERVICES IS NOT MORE THAN 5% OF THE TOTAL REVENUES PAID BY THE TRUST TO THE AUDITOR IN THE FISCAL YEAR IN WHICH THE NON-AUDIT SERVICES ARE PROVIDED; (2) SUCH SERVICES WERE NOT RECOGNIZED BY THE TRUST AT THE TIME OF THE ENGAGEMENT TO BE NON-AUDIT SERVICES; AND (3) SUCH SERVICES ARE PROMPTLY BROUGHT TO THE ATTENTION OF THE AUDIT COMMITTEE AND APPROVED PRIOR TO THE COMPLETION OF AUDIT BY THE AUDIT COMMITTEE OR BY ONE OR MORE MEMBERS OF THE AUDIT COMMITTEE TO WHOM AUTHORITY TO GRANT SUCH APPROVALS HAS BEEN DELEGATED BY THE AUDIT COMMITTEE.

     THE AUDIT COMMITTEE SHALL PRE-APPROVE THE AUDITOR'S ENGAGEMENTS FOR NON-AUDIT SERVICES WITH THE ADVISOR AND ANY AFFILIATE OF THE ADVISER THAT PROVIDES ONGOING SERVICES TO THE FUNDS IN ACCORDANCE WITH PARAGRAPH (C) ABOVE, IF THE ENGAGEMENT RELATES DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE TRUST, UNLESS THE AGGREGATE AMOUNT OF ALL SERVICES PROVIDED CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES PAID TO THE AUDITOR BY THE TRUST DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED THAT WOULD HAVE TO BE PRE-APPROVED BY THE AUDI COMMITTEE PURSUANT TO THIS PARAGRAPH (WITHOUT REGARD TO THIS EXCEPTION).

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2005   100%
2006   100%

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     NOT APPLICABLE.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2005   $2,178,800
2006   $2,699,000

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

     NOT APPLICABLE.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

     (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

PROXY VOTING POLICIES AND PROCEDURES

THE FUND INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN THE SECURITIES OF INVESTMENT VEHICLES, WHICH ARE PRIVATELY PLACED ENTITIES, TYPICALLY REFERRED TO AS "HEDGE FUNDS." THESE SECURITIES DO NOT TYPICALLY CONVEY TRADITIONAL VOTING RIGHTS TO THE HOLDER AND THE OCCURRENCE OF CORPORATE GOVERNANCE OR OTHER NOTICES FOR THIS TYPE OF INVESTMENT IS SUBSTANTIALLY LESS THAN THAT ENCOUNTERED IN CONNECTION WITH REGISTERED EQUITY SECURITIES. ON OCCASION, HOWEVER, THE MANAGER AND/OR THE FUND MAY RECEIVE NOTICES FROM THE INVESTMENT VEHICLES SEEKING THE CONSENT OF HOLDERS IN ORDER TO MATERIALLY CHANGE CERTAIN RIGHTS WITHIN THE STRUCTURE OF THE SECURITY ITSELF OR CHANGE MATERIAL TERMS OF THE INVESTMENT VEHICLES' LIMITED PARTNERSHIP AGREEMENT, LIMITED LIABILITY COMPANY OPERATING AGREEMENT OR SIMILAR AGREEMENT WITH INVESTORS. TO THE EXTENT THAT THE FUND RECEIVES NOTICES OR PROXIES FROM INVESTMENT VEHICLES (OR RECEIVES PROXY STATEMENTS OR SIMILAR NOTICES IN CONNECTION WITH ANY OTHER PORTFOLIO SECURITIES), THE FUND HAS DELEGATED PROXY VOTING RESPONSIBILITIES WITH RESPECT TO THE FUND'S PORTFOLIO SECURITIES TO THE MANAGER, SUBJECT TO THE BOARD'S GENERAL OVERSIGHT AND WITH THE DIRECTION THAT PROXIES SHOULD BE VOTED CONSISTENT WITH THE FUND'S BEST ECONOMIC INTERESTS.

THE MANAGER HAS ADOPTED ITS OWN PROXY VOTING POLICIES AND PROCEDURES ("POLICIES") FOR THIS PURPOSE. AS A GENERAL PRINCIPLE, THE MANAGER WILL VOTE TO MAXIMIZE SHAREHOLDER VALUE, WHILE CONSIDERING ALL RELEVANT FACTORS, AND VOTE WITHOUT UNDUE INFLUENCE FROM INDIVIDUALS OR GROUPS WHO MAY HAVE AN ECONOMIC INTEREST IN THE OUTCOME OF THE PROXY VOTE. THE MANAGER HAS DRAFTED ITS POLICY IN CONJUNCTION WITH CERTAIN OF ITS MAJORITY-OWNED ADVISORY AFFILIATES, NAMELY, AMERICAN EXPRESS ASSET MANAGEMENT GROUP INC., AMERICAN EXPRESS ASSET MANAGEMENT INTERNATIONAL INC., AEFA, KENWOOD CAPITAL MANAGEMENT LLC, AND ITS AFFILIATE, AMERICAN EXPRESS TRUST COMPANY. UNDER THIS POLICY, EACH ENTITY WILL DESIGNATE ONE REPRESENTATIVE TO SERVE ON A PROXY VOTING COMMITTEE (THE "COMMITTEE"), WHICH WILL HAVE GENERAL OVERSIGHT OVER THE VOTING OF PROXIES BY THESE SIX ENTITIES.

THE COMMITTEE WILL DESIGNATE ONE INDIVIDUAL TO SERVE AS THE PROXY ADMINISTRATOR TO COORDINATE THE PROXY VOTING PROCESS BETWEEN EACH AFFILIATE AND THE COMMITTEE. IN ADDITION, EACH AFFILIATE WILL DESIGNATE ONE INDIVIDUAL TO SERVE AS THE PROXY VOTING LIAISON AND CONSULT WITH THE COMMITTEE AND THE PROXY ADMINISTRATOR. IF IT IS DETERMINED THAT A PROXY PRESENTS A MATERIAL CONFLICT OF INTEREST, THEN THE MANAGER SHALL VOTE THE PROXY IN ACCORDANCE WITH THE RECOMMENDATIONS OF INSTITUTIONAL SHAREHOLDER SERVICES ("ISS"), IF AVAILABLE, OR, IF ISS HAS DISCLOSED THAT IT HAS A CONFLICT OF INTEREST WITH THE VOTE, ANOTHER INDEPENDENT THIRD PARTY.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

     (1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.

     AS OF THE DATE OF THIS FILING THE FUND HAS TERMINATED INVESTMENT ACTIVITY AND HAS NO PORTFOLIO. THERE IS NO PORTFOLIO MANAGER CURRENTLY AFFILIATED WITH THE FUND.

     (2) If a Portfolio Manager required to be identified in response to paragraph (a)(1) of this Item is primarily responsible for the day-to-day management of the portfolio of any other account, provide the following information:

          (i) The Portfolio Manager's name;

          N/A

          (ii) The number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

               (A)  Registered investment companies; N/A

               (B)  Other pooled investment vehicles; and N/A

               (C)  Other accounts. N/A

          (iii) For each of the categories in paragraph (a)(2)(ii) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account; and

          N/A

          (iv) A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the registrant's investments, on the one hand, and the investments of the other accounts included in response to paragraph (a)(2)(ii) of this Item, on the other. This description would include, for example, material conflicts between the investment strategy of the registrant and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the registrant and other accounts managed by the Portfolio Manager.

          N/A

     (3) Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to paragraph (a)(1) of this Item. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on the registrant's pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the registrant's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

          N/A

     (4) For each Portfolio Manager required to be identified in response to paragraph (a)(1) of this Item, state the dollar range of equity securities in the registrant beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, or over
          $1,000,000.

NONE

NONE

(b) If the registrant is a closed-end management investment company that is filing a report on this Form N-CSR other than an annual report, disclose any change, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant's most recent annual report on Form N-CSR. In addition, for any newly identified Portfolio Manager, provide the information required by paragraph (a)(1) of this Item as of the date of filing of the report and the information required by paragraphs (a)(2),
(a)(3), and (a)(4) of this Item as of the most recent practicable date.

N/A

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

                                                                                                             (D) MAXIMUM NUMBER
                                                                                     (C) TOTAL NUMBER OF   (OR APPROXIMATE DOLLAR
                                                                                      SHARES (OR UNITS)     VALUE) OF SHARES (OR
                                          (A) TOTAL NUMBER OF   (B) AVERAGE PRICE   PURCHASES AS PART OF   UNITS) THAT MAY YET BE
                                           SHARES (OR UNITS)      PAID PER SHARE     PUBLICLY ANNOUNCED      PURCHASED UNDER THE
PERIOD                                         PURCHASED            (OR UNIT)         PLANS OR PROGRAMS       PLANS OR PROGRAMS
------                                    -------------------   -----------------   --------------------   ----------------------
April 1, 2005 through April 30, 2005          $                          N/A                    N/A                     N/A
May 1, 2005 through May 31, 2005              $        --                N/A                    N/A                     N/A
June 1, 2005 through June 30, 2005            $   354,539             $10.53                 33,669                 443,182
July 1, 2005 through July 31, 2005            $        --                N/A                    N/A                     N/A
August 1, 2005 through August 31, 2005        $        --                N/A                    N/A                     N/A
September 1, 2005 through September 30,
   2005                                       $17,749,594             $10.01              1,773,186               1,773,186
Total                                         $18,104,133             $10.02              1,806,855               2,216,368

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisory Hedged Opportunity Fund
(Registrant)


By /s/ WILLIAM F. TRUSCOTT
   ----------------------------------
Signature WILLIAM F. TRUSCOTT
Title PRESIDENT

Date June 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ WILLIAM F. TRUSCOTT
   ----------------------------------
Signature WILLIAM F. TRUSCOTT
Title PRESIDENT

Date June 9, 2006


By /s/ JOSEPH KREKELBERG
   ----------------------------------
Signature JOSEPH KREKELBERG
Title TREASURER

Date June 9, 2006